Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Losses recognized in Accumulated OCI on derivative instruments (Effective portion)		¥ (10,397)	¥ (3,430)	¥ (4,321)
Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Losses recognized in Accumulated OCI on derivative instruments (Effective portion)		(11,000)	(4,000)	(3,000)
Gains (losses) reclassified from Accumulated OCI into income (Effective portion)		(4,000)	8,000	18,000
Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Losses recognized in Accumulated OCI on derivative instruments (Effective portion)		(11,000)	(4,000)	(3,000)
Gains (losses) reclassified from Accumulated OCI into income (Effective portion)	[1]	¥ (4,000)	¥ 8,000	¥ 18,000

[1]	Included in Interest income.